Government Grants (Details) - Schedule of Government Grants - CAD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Grant recognized in statement of loss [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Other grants	$ 377,080	$ 351,713	$ 95,619
Total grants	377,080	435,448	2,164,794
R&D tax credit	225,609	70,191	237,364
Total grants and R&D tax credits	602,689	505,639	2,402,158
Canada Emergency Wage Subsidy		83,735	876,434
Interest free loan			1,192,741
Grant recorded against carrying amount of intangible assets [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Other grants	268,460	917,104	485,037
Total grants	268,460	950,788	1,986,827
R&D tax credit	256,234	776,050	995,506
Total grants and R&D tax credits	524,694	1,726,838	2,982,333
Canada Emergency Wage Subsidy		33,684	391,886
Interest free loan			1,109,904
Grant [Member]
Government Grants (Details) - Schedule of Government Grants [Line Items]
Other grants	645,540	1,268,817	580,656
Total grants	645,540	1,386,236	4,151,621
R&D tax credit	481,843	846,241	1,232,870
Total grants and R&D tax credits	$ 1,127,383	2,232,477	5,384,491
Canada Emergency Wage Subsidy		$ 117,419	1,268,320
Interest free loan			$ 2,302,645